Trade and Other Payables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade And Other Payables [Line Items]
Grants	€ 87	€ 110
Borrowings	47,375
Pending payments of other current non-financial non-trade payables	€ 145
Maximum payment period to suppliers	60 days
Licenses
Trade And Other Payables [Line Items]
Payment on borrowings	€ 329	198
Spectrum | Licenses
Trade And Other Payables [Line Items]
Short-term payables	172	504
Fundación Telefónica
Trade And Other Payables [Line Items]
Outstanding commitments made by entity, related party transactions			€ 325
Telefónica México | Spectrum | Licenses
Trade And Other Payables [Line Items]
Borrowings	598	654
Short-term payables	72	73
Telefónica Brazil | Spectrum | Licenses
Trade And Other Payables [Line Items]
Borrowings	65	288
Short-term payables	€ 36	€ 261